Post-Employment Benefits - Principal actuarial assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Post-Employment Benefits
Future salary increases	3.00%	1.00%
Inflation rate	1.60%	0.60%
Future pension increases	0.00%	0.00%
Discount rate	2.20%	0.35%